Accumulated Other Comprehensive Income (Loss) (Amounts Reclassified to Net Income from Accumulated Other Comprehensive Income (loss)) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Life insurance costs	¥ (433,863)	¥ (373,906)	¥ (363,569)
Interest expense	(188,328)	(127,618)	(68,232)
Income tax (expense) or benefit	(131,388)	(95,245)	(186,594)
Net Income	338,587	296,933	322,853
Reclassification adjustment included in net income | Net unrealized gains (losses) on investment in securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before income tax	(2,089)	511	4,268
Income tax (expense) or benefit	749	(90)	(61)
Net Income	(1,340)	421	4,207
Reclassification adjustment included in net income | Net unrealized gains (losses) on investment in securities | Sales of debt securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains on investment securities and dividend	231	155	4,619
Life insurance premiums and related investment income	(7,184)	(765)	737
Reclassification adjustment included in net income | Net unrealized gains (losses) on investment in securities | Amortization of debt securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Finance revenues	756	509	92
Life insurance premiums and related investment income	4,108	1,148	(658)
Reclassification adjustment included in net income | Net unrealized gains (losses) on investment in securities | Others
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Write-downs of securities and other		(536)	(522)
Reclassification adjustment included in net income | Debt valuation adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Life insurance costs	19	18	36
Total before income tax	19	18	36
Income tax (expense) or benefit	(5)	(5)	(10)
Net Income	14	13	26
Reclassification adjustment included in net income | Defined benefit pension plans
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of prior service credit	438	376	386
Amortization of net actuarial loss	(70)	(88)	(912)
Amortization of transition obligation	(1)	(1)	(1)
Total before income tax	367	287	(527)
Income tax (expense) or benefit	(101)	(76)	151
Net Income	266	211	(376)
Reclassification adjustment included in net income | Foreign currency translation adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains on sales of subsidiaries and equity method investments and liquidation losses, net	109	8,776	873
Total before income tax	(14,843)	(5,897)	(909)
Income tax (expense) or benefit	4,601	1,806	295
Net Income	(10,242)	(4,091)	(614)
Reclassification adjustment included in net income | Foreign currency translation adjustments | Foreign exchange contracts
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains on sales of subsidiaries and equity method investments and liquidation losses, net/Interest expense/Other (income) and expense	(14,952)	(14,673)	(1,782)
Reclassification adjustment included in net income | Net unrealized gains (losses) on derivative instruments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before income tax	3,892	(1,846)	(5,914)
Income tax (expense) or benefit	(945)	408	1,478
Net Income	2,947	(1,438)	(4,436)
Reclassification adjustment included in net income | Net unrealized gains (losses) on derivative instruments | Interest rate swap agreements
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense	114	(175)	(1,615)
Reclassification adjustment included in net income | Net unrealized gains (losses) on derivative instruments | Foreign exchange contracts
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense /Other (income) and expense		0	(710)
Reclassification adjustment included in net income | Net unrealized gains (losses) on derivative instruments | Foreign currency swap agreements
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense /Other (income) and expense	¥ 3,778	¥ (1,671)	¥ (3,589)